Life Insurance Operations (Tables)	6 Months Ended
Sep. 30, 2022
Insurance [Abstract]
Life Insurance Premiums and Related Investment Income
Life insurance premiums and related investment income for the six and three months ended September 30, 2021 and 2022 consist of the following:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Life insurance premiums	¥208,475	¥220,762
Life insurance related investment income*	24,322	42,449

	¥232,797	¥263,211

*
Life insurance related investment income for the six months ended September 30, 2021 and 2022 include net unrealized holding
a
gain of ¥9,689
million and a loss of
¥9,465 million on equity securities held as of September 30, 2021 and 2022, respectively.

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Life insurance premiums	¥110,822	¥117,752
Life insurance related investment income*	13,877	19,182

	¥124,699	¥136,934

*
Life insurance related investment income for the three months ended September 30, 2021 and 2022 include net unrealized holding
a
gain of ¥5,543
million and a loss of ¥1,222 million on equity securities held as of September 30, 2021 and 2022, respectively.

Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums
Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the six and three months ended September 30, 2021 and 2022, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Reinsurance benefits	¥852	¥657
Reinsurance premiums	(2,226)	(2,390)

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Reinsurance benefits	¥507	¥344
Reinsurance premiums	(1,097)	(1,199)

Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the six and three months ended September 30, 2021 and 2022 are mainly as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥10,863	¥(11,820)
Net gains or losses from derivative contracts :	(1,161)	252
Futures	(1,123)	852
Foreign exchange contracts	(38)	(600)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(40,285)	¥(28,645)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	47,016	16,966
Changes in the fair value of the reinsurance contracts	733	(488)

	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥5,592	¥(1,259)
Net gains or losses from derivative contracts :	(878)	(1)
Futures	(863)	173
Foreign exchange contracts	(15)	(174)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(18,353)	¥(10,508)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	21,525	8,304
Changes in the fair value of the reinsurance contracts	314	30